Equity - Reserves for Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reserves within equity
Balance	€ 55,230	€ 44,519
Balance	53,644	55,230
Reserve for OCI on cash flow hedge derivatives
Reserves within equity
Balance	(342)	(896)
Changes of the year	73	(2,750)
Reversal to inventories adjustments	(5)	(6)
Reclassification adjustments	310	3,310
Balance	36	(342)
Reserve for OCI on cash flow hedge derivatives | Gross reserve
Reserves within equity
Balance	(483)	(1,269)
Changes of the year	105	(3,883)
Reversal to inventories adjustments	(8)	(8)
Reclassification adjustments	436	4,677
Balance	50	(483)
Reserve for OCI on cash flow hedge derivatives | Deferred tax liabilities, gross
Reserves within equity
Balance	141	373
Changes of the year	(32)	1,133
Reversal to inventories adjustments	3	2
Reclassification adjustments	(126)	(1,367)
Balance	(14)	141
Reserve for OCI on defined benefit plans
Reserves within equity
Balance	(58)	(117)
Changes of the year	(21)	55
Currency translation differences	(9)	1
Changes in scope of consolidation		3
Balance	(88)	(58)
OCI relating to equity-accounted investments	1	1
Reserve for OCI on defined benefit plans | Gross reserve
Reserves within equity
Balance	(20)	(84)
Changes of the year	(31)	60
Currency translation differences	(43)	1
Changes in scope of consolidation		3
Balance	(94)	(20)
Reserve for OCI on defined benefit plans | Deferred tax liabilities, gross
Reserves within equity
Balance	(38)	(33)
Changes of the year	10	(5)
Currency translation differences	34
Balance	6	(38)
Reserve for OCI on equity-accounted investments
Reserves within equity
Balance	46	54
Changes of the year	52	92
Changes in scope of consolidation		1
Reclassification adjustments		(101)
Balance	98	46
Reserve for OCI on Investments fair value
Reserves within equity
Balance	53	141
Changes of the year	45	56
Reclassification to retained earnings		(144)
Balance	€ 98	€ 53